Consolidated statements of comprehensive income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 193,234	$ 137,668	$ 93,486
Cost of revenue	53,274	31,752	21,417
Gross profit	139,960	105,916	72,069
Operating expenses
Research and development	59,904	44,378	22,086
Sales and marketing	122,635	93,844	53,690
General and administrative	45,277	33,801	15,967
Total operating expenses	227,816	172,023	91,743
Loss from operations	(87,856)	(66,107)	(19,674)
Other income, net	290	0	0
Finance (expenses) income, net	4,421	(1,891)	(1,682)
Loss before income taxes	(83,145)	(67,998)	(21,356)
Provision for income taxes	516	981	640
Net loss	(83,661)	(68,979)	(21,996)
Supplemental Income Statement Elements [Abstract]
Deemed dividend to ordinary and preferred shareholders	$ 0	$ 0	$ (825)
Net loss per share attributable to ordinary shareholders, basic (in USD per share)	$ (1.10)	$ (1.30)	$ (1.58)
Net loss per share attributable to ordinary shareholders, diluted (in USD per share)	$ (1.10)	$ (1.30)	$ (1.58)
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic (in shares)	75,718,623	53,201,603	14,442,172
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted (in shares)	75,718,623	53,201,603	14,442,172
Other comprehensive (loss) income, net of tax
Change in unrealized (loss) gain on cashflow hedges	$ (527)	$ 84	$ (73)
Total other comprehensive (loss) income, net of tax	(527)	84	(73)
Total comprehensive loss	$ (84,188)	$ (68,895)	$ (22,069)